COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Commitments And Contingencies 1	$ 407,000
Commitments And Contingencies 2	352,000
Commitments And Contingencies 3	415,000
Commitments And Contingencies 4	101,764	101,764
Commitments And Contingencies 5	25,030,000
Commitments And Contingencies 6		153,600,000
Commitments And Contingencies 7	14,800,000
Commitments And Contingencies 8		90,760,000
Commitments And Contingencies 9	3,360,000
Commitments And Contingencies 10		20,660,000